SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2019 Plan) (Details) - 2019 Plan [Member] - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Number of options
Options outstanding	43,551
Granted, Number of options	0
Exercised	0
Expired	(3,020)
Options outstanding	40,531
Exercisable at the end of the year	28,807
Weighted-average exercise price
Outstanding at the beginning of the year	$ 42.36
Granted	0
Exercised	0
Expired	9.95
Outstanding at the end of the year	44.77
Exercisable at the end of the year	$ 57.94
Weighted-average remaining contractual term
Outstanding at the beginning of the year	8 years 7 months 20 days	9 years 1 month 24 days
Expired	8 years 11 months 26 days
Exercisable at the end of the year	8 years 6 months 14 days